Segmented information - Segmented Information (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021 CAD ($)	Jun. 30, 2020 CAD ($)	Jun. 30, 2021 CAD ($) segment	Jun. 30, 2020 CAD ($)
Operating Segments [Abstract]
Number of operating segments | segment			3
Disclosure of operating segments [line items]
Operating revenues	$ 5,698	$ 5,354	$ 11,404	$ 10,994
Operating costs	(3,222)	(3,023)	(6,499)	(6,245)
Segment profit	2,476	2,331	4,905	4,749
Severance, acquisition and other costs	(7)	(22)	(96)	(38)
Depreciation and amortization	(1,153)	(1,103)	(2,286)	(2,191)
Finance costs
Interest expense	(268)	(280)	(535)	(557)
Interest on post-employment benefit obligations	(5)	(11)	(10)	(23)
Impairment of assets	(164)	(449)	(167)	(456)
Other income (expense)	91	(80)	99	(127)
Income taxes	(236)	(96)	(489)	(339)
Net earnings from continuing operations	734	290	1,421	1,018
Net earnings from discontinued operations	0	4	0	9
Net earnings	734	294	1,421	1,027
BELL WIRELESS
Disclosure of operating segments [line items]
Operating revenues	2,115	1,909	4,202	3,931
BELL WIRELINE
Disclosure of operating segments [line items]
Operating revenues	2,917	2,963	5,913	5,923
BELL MEDIA
Disclosure of operating segments [line items]
Operating revenues	666	482	1,289	1,140
Finance costs
Impairment of assets	(163)	(452)	(163)	(452)
INTER- SEGMENT ELIMINA- TIONS
Disclosure of operating segments [line items]
Operating revenues	(188)	(190)	(376)	(373)
Operating costs	188	190	376	373
INTER- SEGMENT ELIMINA- TIONS | BELL WIRELESS
Disclosure of operating segments [line items]
Operating revenues	13	13	26	26
INTER- SEGMENT ELIMINA- TIONS | BELL WIRELINE
Disclosure of operating segments [line items]
Operating revenues	86	80	171	156
INTER- SEGMENT ELIMINA- TIONS | BELL MEDIA
Disclosure of operating segments [line items]
Operating revenues	89	97	179	191
Operating segments | BELL WIRELESS
Disclosure of operating segments [line items]
Operating revenues	2,128	1,922	4,228	3,957
Operating costs	(1,159)	(1,043)	(2,336)	(2,150)
Segment profit	969	879	1,892	1,807
Operating segments | BELL WIRELINE
Disclosure of operating segments [line items]
Operating revenues	3,003	3,043	6,084	6,079
Operating costs	(1,710)	(1,764)	(3,428)	(3,465)
Segment profit	1,293	1,279	2,656	2,614
Operating segments | BELL MEDIA
Disclosure of operating segments [line items]
Operating revenues	755	579	1,468	1,331
Operating costs	(541)	(406)	(1,111)	(1,003)
Segment profit	$ 214	$ 173	$ 357	$ 328